FEDERATED EQUITY FUNDS

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 9, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N. E.
Washington, DC  20549-4720

RE:              Form N-14
FEDERATED EQUITY FUNDS (the “Registrant”)
Federated Clover Value Fund (the “Fund”)
Class A Shares
Class B Shares
Class C Shares
Class K Shares
1933 Act File No. 333-159602
1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus/Proxy Statement and Statement of Additional Information dated July 6, 2009, that would have been filed under Rule 497(b), do not differ from the form of Prospectus/Proxy Statement and Statement of Additional Information contained in the most recent Registration Statement on Form N-14 for the Registrant.  This Registration Statement on Form N-14 was electronically filed under Rule 485(b) as Post-Effective Amendment No. 1 on July 9, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary